Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit/(loss) for the period, net of tax	$ 29,327	$ (20,010)	$ 52,738	$ (31,798)	$ (117,444)	$ (751)
Adjustments for:
Depreciation and amortization	2,150	609	3,617	1,068	2,540	561
Share-based payments expense	964	315	2,029	705	3,761	2,276
Share of loss of equity-accounted associates	3,296		1,640
Expected credit losses	3,527		3,859		92
Property and equipment write-off			313
Impairment of intangible assets	241		241
Change in fair value of share warrant obligations	(576)		(7,268)		(10,080)
Unwinding of discount on the put option liability	34		101
Interest income	(235)		(334)
Interest expense	34	26	77	50	91	38
Foreign exchange loss/(gain)	(2)	(723)	779	1,078	2,809	(1,991)
Income tax expense	1,340	370	2,092	554	1,127	862
Adjustments to reconcile profit (loss)	40,100	(19,413)	59,884	(28,343)	8,255	995
Changes in working capital:
Decrease/(increase) in deferred platform commissions	8,462	(10,110)	11,093	(15,665)	(26,946)	(52,465)
(Decrease)/increase in deferred revenue	(14,674)	44,849	(13,374)	71,722	127,899	184,603
(Increase)/decrease in trade and other receivables	842	(18,299)	(2,128)	(31,602)	(12,682)	(7,490)
(Increase)/decrease in trade and other receivables	(13,558)	(4,782)	(15,768)	14,721	9,600	(1,060)
Cash flows from (used in) operations	(18,928)	11,658	(20,177)	39,176	97,871	123,588
Income tax paid	(76)	34	(202)	(30)
Income tax paid					(617)	(3,978)
Net cash flows generated/(used) from operating activities	21,096	(7,721)	39,505	10,803	105,516	120,624
Investing activities
Acquisition of intangible assets	(100)	(32)	(107)	(90)	(338)
Acquisition of property and equipment	(11)	(323)	(516)	(449)	(1,099)	(147)
Acquisition of subsidiary net of cash acquired		(23)	(50,022)	(1,240)	(1,159)
Investments in equity accounted associates	1,586		(15,000)
Loans granted	(7,850)	(282)	(17,786)	(282)
Proceeds from repayment of loans	125		125	8		508
Net cash flows used in investing activities	(6,250)	(660)	(83,306)	(2,053)	(2,719)	361
Financing activities
Payments of lease liabilities	(804)	(390)	(1,438)	(940)	(2,132)	(341)
Proceeds from borrowings	165	(49)	165	(49)
Interest on lease	(36)	(26)	(77)	(50)	(90)	(26)
Repayment of borrowings					(49)	(3,980)
Dividends paid and distribution to shareholders		(50,230)		(50,534)	(160,366)	(51,683)
Net cash flows used in financing activities	(675)	(50,695)	(1,350)	(51,573)	(42,978)	(56,047)
Net (decrease)/increase in cash and cash equivalents for the period	14,171	(59,076)	(45,151)	(42,823)	59,819	64,938
Cash and cash equivalents at the beginning of the period	83,704	99,912	142,802	84,557	84,557
Effect of changes in exchange rates on cash held	1,202	62	1,426	(836)	(1,574)	2,054
Cash and cash equivalents at the end of the period	$ 99,077	$ 40,898	$ 99,077	$ 40,898	$ 142,802	$ 84,557